Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.55%	3.62%
Expected return on assets	7.00%	5.50%
Rate of compensation increase	2.97%	3.09%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.60%	3.75%
Expected return on assets	5.53%	4.66%
Rate of compensation increase	2.97%